Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

July 31, 2024 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 29.9%

Communication Services – 1.2%

CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$245,000	$219,538
Cmg Media Corp., 8.88%, 12/15/27(1)	140,000	81,956
CSC Holdings LLC, 11.75%, 01/31/29(1)	200,000	180,923
DISH DBS Corp., 5.88%, 11/15/24	55,000	51,351
DISH DBS Corp., 7.75%, 07/01/26	105,000	67,643
Gray Television, Inc., 7.00%, 05/15/27(1)	115,000	111,436
Gray Television, Inc., 5.38%, 11/15/31(1)	115,000	75,085
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	60,000	29,100
Millennium Escrow Corp., 6.63%, 08/01/26(1)	200,000	105,354
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	18,358
Sprint Capital Corp., 8.75%, 03/15/32	160,000	194,710
T-Mobile USA, Inc., 5.05%, 07/15/33	96,000	96,196
Univision Communications, Inc., 6.63%, 06/01/27(1)	295,000	293,867
Total Communication Services		1,525,517

Consumer Discretionary – 1.7%

Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	255,000	233,019
Churchill Downs, Inc., 6.75%, 05/01/31(1)	65,000	66,093
Ford Motor Co., 3.25%, 02/12/32	105,000	88,178
Ford Motor Co., 4.75%, 01/15/43	80,000	65,514
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	175,000	176,397
Meritage Homes Corp., 3.88%, 04/15/29(1)	311,000	292,603
Newell Brands, Inc., 6.63%, 09/15/29	111,000	111,572
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(1)	130,000	136,774
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	115,000	115,594
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/29(1)	140,000	136,024
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	200,000	199,541
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	4,000	4,278
Tapestry, Inc., 7.85%, 11/27/33	230,000	245,393
Wand Newco 3, Inc., 7.63%, 01/30/32(1)	5,000	5,222
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	230,000	219,169
Total Consumer Discretionary		2,095,371

Consumer Staples – 1.0%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	185,000	176,929
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	50,000	51,377
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/25(1)	14,000	13,923
Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Staples (continued)

HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	$80,000	$54,474
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(1)	185,000	186,748
Kronos Acquisition Holdings, Inc., 10.75%, 06/30/32 (Canada)(1)	220,000	213,641
Pilgrim’s Pride Corp., 6.25%, 07/01/33	258,000	267,488
Post Holdings, Inc., 6.25%, 02/15/32(1)	55,000	55,767
Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	255,000	247,337
Total Consumer Staples		1,267,684

Energy – 3.7%

Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	135,000	142,027
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	180,000	178,919
Antero Resources Corp., 5.38%, 03/01/30(1)	200,000	195,620
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	175,000	179,755
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	120,000	120,018
Civitas Resources, Inc., 8.75%, 07/01/31(1)	175,000	188,410
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	135,000	141,292
Columbia Pipelines Operating Co. LLC, 6.54%, 11/15/53(1)	70,000	75,914
Columbia Pipelines Operating Co. LLC, 6.71%, 08/15/63(1)	25,000	27,220
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	50,000	49,967
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	50,000	50,423
CVR Energy, Inc., 8.50%, 01/15/29(1)	230,000	234,070
DT Midstream, Inc., 4.13%, 06/15/29(1)	105,000	98,246
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(1)	15,000	15,757
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	225,000	224,094
EQM Midstream Partners LP, 6.38%, 04/01/29(1)	285,000	291,133
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	225,000	192,175
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	185,000	195,999
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	85,000	90,890
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	125,000	122,983
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	173,000	199,813
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(1)(3)	12,000	480

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)

Nabors Industries Ltd., 7.25%, 01/15/26(1)	$175,000	$178,294
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.13%, 02/15/29(1)	20,000	20,282
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.38%, 02/15/32(1)	30,000	30,674
Occidental Petroleum Corp., 6.13%, 01/01/31	185,000	193,370
Occidental Petroleum Corp., 5.55%, 10/01/34	115,000	115,702
Plains All American Pipeline LP / Paa Finance Corp., 5.70%, 09/15/34	325,000	330,119
SM Energy Co., 6.75%, 08/01/29(1)	30,000	30,218
SM Energy Co., 7.00%, 08/01/32(1)	25,000	25,287
Transocean, Inc., 8.25%, 05/15/29(1)	30,000	30,652
Transocean, Inc., 8.75%, 02/15/30(1)	67,500	70,947
Transocean, Inc., 8.50%, 05/15/31(1)	45,000	46,095
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	113,717
Venture Global Lng, Inc., 9.88%, 02/01/32(1)	135,000	149,946
Viper Energy, Inc., 7.38%, 11/01/31(1)	15,000	15,752
Western Midstream Operating LP, 5.25%, 02/01/50	270,000	239,798
Total Energy		4,606,058

Financials – 9.4%

Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/29(1)	135,000	137,393
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/29(1)	110,000	103,757
Allstate Corp. (The), Series B, 8.52%, (3-Month SOFR + 3.20%), 08/15/53(2)	245,000	245,852
American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	420,000	431,496
AON North America, Inc., 5.45%, 03/01/34	300,000	306,345
Apollo Debt Solutions Bdc, 6.90%, 04/13/29(1)	210,000	215,569
Bank of America Corp., 3.42%, (3-Month SOFR + 1.30%), 12/20/28(2)	150,000	143,386
Bank of America Corp., 5.02%, (SOFR + 2.16%), 07/22/33	180,000	179,923
Bank of America Corp., 5.29%, (SOFR + 1.91%), 04/25/34(2)	120,000	121,175
Bank of America Corp., 5.47%, (SOFR + 1.65%), 01/23/35(2)	95,000	97,177
Bank of America Corp., 2.48%, (US 5 Year CMT T- Note + 1.20%), 09/21/36(2)	180,000	147,754
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(3)	395,000	389,245
Bank of New York Mellon Corp. (The), 5.83%, (SOFR + 2.07%), 10/25/33(2)	90,000	95,285
Blackstone Private Credit Fund, 2.63%, 12/15/26	69,000	64,073
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	60,000	63,184
Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)

Block, Inc., 6.50%, 05/15/32(1)	$95,000	$96,658
Blue Owl Credit Income Corp., 4.70%, 02/08/27	43,000	41,640
Blue Owl Credit Income Corp., 6.65%, 03/15/31	110,000	110,838
Blue Owl Finance LLC, 3.13%, 06/10/31(1)	355,000	306,554
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	100,000	96,467
Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	175,000	139,279
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	110,000	93,005
Charles Schwab Corp. (The), 6.14%, (SOFR + 2.01%), 08/24/34(2)	180,000	190,726
Citigroup, Inc., 3.98%, (3-Month SOFR + 1.60%), 03/20/30(2)	145,000	139,362
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	130,000	139,299
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	172,000	178,635
Citizens Financial Group, Inc., 5.72%, (SOFR + 1.91%), 07/23/32(2)	320,000	324,066
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	329,000	335,036
F&g Annuities & Life, Inc., 6.50%, 06/04/29	245,000	248,975
Fifth Third Bancorp, 4.34%, (SOFR + 1.66%), 04/25/33(2)	220,000	205,040
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	180,000	201,471
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	65,000	66,127
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(2)	115,000	95,376
Goldman Sachs Group, Inc. (The), 3.10%, (SOFR + 1.41%), 02/24/33(2)	205,000	179,124
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	130,000	142,663
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(1)	233,000	231,111
Hub International Ltd., 7.38%, 01/31/32(1)	15,000	15,428
Huntington Bancshares, Inc./Oh, 5.71%, (SOFR + 1.87%), 02/02/35(2)	120,000	121,359
Huntington National Bank (The), 5.70%, (SOFR + 1.22%), 11/18/25(2)	250,000	249,956
JPMorgan Chase & Co., Series HH, 4.60%, (3-Month SOFR + 3.13%), perpetual(2)(3)	144,000	143,277
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32(2)	165,000	137,552
JPMorgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	230,000	238,314
JPMorgan Chase & Co., 6.25%, (SOFR + 1.81%), 10/23/34(2)	110,000	119,122
KeyCorp, 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	93,759
KeyCorp, 6.40%, (SOFR + 2.42%), 03/06/35(2)	200,000	208,712

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	$75,000	$72,630
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	210,000	196,617
MetLife, Inc., Series D, 5.88%, (3-Month SOFR + 3.22%), perpetual(2)(3)	62,000	62,024
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	185,000	179,795
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	75,000	72,511
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	130,000	140,779
Morgan Stanley, 5.25%, (SOFR + 1.87%), 04/21/34(2)	190,000	190,979
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	97,000	99,124
MSCI, Inc., 3.63%, 09/01/30(1)	459,000	420,048
National Rural Utilities Cooperative Finance Corp., 8.43%, (3-Month SOFR + 3.17%), 04/30/43(2)	105,000	105,153
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	185,000	176,712
NCR Atleos Corp., 9.50%, 04/01/29(1)	77,000	84,176
Nuveen LLC, 5.85%, 04/15/34(1)	180,000	185,412
OneMain Finance Corp., 6.63%, 01/15/28	160,000	162,275
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	15,000	15,401
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	99,000	93,184
Prudential Financial, Inc., 6.50%, (US 5 Year CMT T- Note + 2.40%), 03/15/54(2)	195,000	199,291
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(3)	100,000	100,356
State Street Corp., 4.82%, (SOFR + 1.57%), 01/26/34(2)	167,000	165,087
State Street Corp., 6.12%, (SOFR + 1.96%), 11/21/34(2)	235,000	250,108
Synchrony Financial, 4.88%, 06/13/25	95,000	94,271
Synchrony Financial, 4.50%, 07/23/25	85,000	84,026
Synchrony Financial, 3.70%, 08/04/26	50,000	48,337
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	64,917
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(3)	255,000	239,445
Wells Fargo & Co., 6.85%, (US 5 Year CMT T- Note + 2.77%), perpetual(2)(3)	125,000	126,816
Wells Fargo & Co., Series U, 5.88%, perpetual(2)(3)(4)	60,000	59,903
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T- Note + 3.45%), perpetual(2)(3)	115,000	110,383
Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)

Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	$215,000	$217,589
Wells Fargo & Co., 6.49%, (SOFR + 2.06%), 10/23/34(2)	140,000	152,611
Total Financials		11,800,505

Health Care – 2.5%

Amgen, Inc., 5.25%, 03/02/33	245,000	249,110
Catalent Pharma Solutions, Inc., 3.50%, 04/01/30(1)	140,000	135,028
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	250,000	205,933
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(1)	30,000	30,947
CVS Health Corp., 5.88%, 06/01/53	305,000	299,702
Dentsply Sirona, Inc., 3.25%, 06/01/30	455,000	405,948
Endo Finance Holdings, Inc., 8.50%, 04/15/31(1)	15,000	15,827
HCA, Inc., 5.50%, 06/01/33	170,000	172,139
HCA, Inc., 5.60%, 04/01/34	100,000	101,701
Illumina, Inc., 2.55%, 03/23/31	312,000	263,800
Iqvia, Inc., 5.70%, 05/15/28	200,000	204,996
LifePoint Health, Inc., 9.88%, 08/15/30(1)	175,000	190,937
LifePoint Health, Inc., 10.00%, 06/01/32(1)	75,000	79,690
Medline Borrower LP, 5.25%, 10/01/29(1)	150,000	145,094
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	40,000	40,864
Par Pharmaceutical, Inc., 04/01/27(1)(5)	35,000	0
Royalty Pharma PLC, 5.40%, 09/02/34	180,000	179,926
Universal Health Services, Inc., 2.65%, 01/15/32	290,000	245,287
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/30	190,000	176,798
Total Health Care		3,143,727

Industrials – 3.5%

Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	200,277	197,948
Amentum Escrow Corp., 7.25%, 08/01/32(1)	35,000	35,790
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	146,000	138,720
Aviation Capital Group LLC, 6.75%, 10/25/28(1)	80,000	84,505
Bnsf Funding Trust I, 6.61%, (3-Month USD LIBOR + 2.35%), 12/15/55(2)	185,000	185,975
Boeing Co. (The), 5.81%, 05/01/50	95,000	88,590
Boeing Co. (The), 5.93%, 05/01/60	143,000	131,663
Builders FirstSource, Inc., 6.38%, 03/01/34(1)	55,000	55,541
Chart Industries, Inc., 9.50%, 01/01/31(1)	80,000	86,957
CoStar Group, Inc., 2.80%, 07/15/30(1)	403,000	351,078
Delta Air Lines Through Trust, Series 2015-1, 3.63%, 07/30/27	75,954	73,406
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 05/01/31(1)	110,000	113,510

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)

Fortress Transportation And Infrastructure Investors LLC, 7.00%, 06/15/32(1)	$25,000	$25,799
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	160,000	161,339
Hertz Corp. (The), 4.63%, 12/01/26(1)	285,000	215,294
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	90,000	86,385
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(1)	20,000	20,204
L3harris Technologies, Inc., 5.35%, 06/01/34	295,000	299,313
LBM Acquisition LLC, 6.25%, 01/15/29(1)	350,000	309,591
Masterbrand, Inc., 7.00%, 07/15/32(1)	20,000	20,562
Regal Rexnord Corp., 6.40%, 04/15/33	390,000	407,558
Science Applications International Corp., 4.88%, 04/01/28(1)	80,000	77,382
Sempra Global, 3.25%, 01/15/32(1)	233,000	196,975
TransDigm, Inc., 6.63%, 03/01/32(1)	230,000	235,538
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	158,380	162,265
United Airlines Pass-Through Trust, Series AA, 5.45%, 02/15/37	40,000	40,794
United Rentals North America, Inc., 3.75%, 01/15/32	265,000	234,211
Veralto Corp., 5.45%, 09/18/33(1)	310,000	317,356
WESCO Distribution, Inc., 6.63%, 03/15/32(1)	60,000	61,196
Total Industrials		4,415,445

Information Technology – 1.7%

Boost Newco Borrower LLC, 7.50%, 01/15/31(1)	95,000	100,120
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	130,000	123,319
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	110,000	103,892
Commscope Technologies LLC, 6.00%, 06/15/25(1)	160,000	150,400
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	100,000	96,726
Foundry Jv Holdco LLC, 6.25%, 01/25/35(1)	290,000	305,183
Gartner, Inc., 3.75%, 10/01/30(1)	260,000	237,911
Helios Software Holdings, Inc. / Ion Corporate Solutions Finance Sarl, 8.75%, 05/01/29(1)	75,000	77,623
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	15,000	15,442
Leidos, Inc., 2.30%, 02/15/31	155,000	131,306
Oracle Corp., 6.25%, 11/09/32	170,000	183,602
Oracle Corp., 5.55%, 02/06/53	100,000	97,331
Rocket Software, Inc., 9.00%, 11/28/28(1)	105,000	108,173
Viasat, Inc., 5.63%, 09/15/25(1)	180,000	178,204
Vontier Corp., 2.95%, 04/01/31	285,000	242,781
Total Information Technology		2,152,013

Materials – 1.6%

Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	305,000	163,536
Bayport Polymers LLC, 5.14%, 04/14/32(1)	80,000	75,991
Security Description	Principal	Value

CORPORATE BONDS (continued)

Materials (continued)

Berry Global, Inc., 5.65%, 01/15/34(1)	$320,000	$321,370
Graham Packaging Co., Inc., 7.13%, 08/15/28(1)	220,000	214,638
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	195,000	195,838
LSB Industries, Inc., 6.25%, 10/15/28(1)	300,000	292,090
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	170,000	170,415
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	85,000	87,362
Sealed Air Corp., 6.50%, 07/15/32(1)	65,000	65,957
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	165,000	173,870
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	250,000	229,032
Total Materials		1,990,099

Real Estate – 1.3%

EPR Properties, 4.75%, 12/15/26	115,000	113,189
EPR Properties, 3.60%, 11/15/31	110,000	95,328
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	160,000	137,416
GLP Capital LP / GLP Financing II, Inc., 6.75%, 12/01/33	155,000	166,401
Nnn REIT, Inc., 5.50%, 06/15/34	120,000	121,846
Office Properties Income Trust, 9.00%, 09/30/29(1)	131,000	104,014
Sabra Health Care LP, 3.20%, 12/01/31	310,000	264,739
Safehold GL Holdings LLC, 6.10%, 04/01/34	290,000	298,203
VICI Properties LP, 4.95%, 02/15/30	70,000	68,646
VICI Properties LP, 5.13%, 05/15/32	135,000	131,777
VICI Properties LP, 5.75%, 04/01/34	25,000	25,397
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	15,000	14,867
VICI Properties LP / VICI Note Co., Inc., 4.13%, 08/15/30(1)	35,000	32,493
Total Real Estate		1,574,316

Utilities – 2.3%

AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	285,000	290,121
Black Hills Corp., 6.15%, 05/15/34	240,000	250,452
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	370,000	343,058
Dominion Energy, Inc., Series B, 7.00%, (US 5 Year CMT T- Note + 2.51%), 06/01/54(2)	200,000	210,540
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	250,000	250,739
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	55,000	55,210
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	210,000	195,806
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	261,000	269,024
NRG Energy, Inc., 7.00%, 03/15/33(1)	226,000	242,571
Pacificorp, 5.80%, 01/15/55	125,000	124,195
Puget Energy, Inc., 4.22%, 03/15/32	275,000	252,891

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Utilities (continued)

Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	$248,000	$234,261
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	51,000	52,364
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	120,000	123,582
Total Utilities		2,894,814
Total Corporate Bonds
(Cost $36,812,419)		37,465,549

FOREIGN BONDS – 19.7%

Communication Services – 0.4%

Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(1)	275,000	219,895
Altice France SA/France, 5.13%, 07/15/29 (France)(1)	200,000	140,470
CT Trust, 5.13%, 02/03/32 (Guatemala)(1)	200,000	179,500
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	10,445
Total Communication Services		550,310

Consumer Discretionary – 1.1%

1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	50,000	50,551
Ashtead Capital, Inc., 5.50%, 08/11/32 (United Kingdom)(1)	235,000	234,980
Ashtead Capital, Inc., 5.80%, 04/15/34 (United Kingdom)(1)	200,000	203,618
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (United Kingdom)(1)	165,000	165,793
Melco Resorts Finance Ltd., 7.63%, 04/17/32 (Hong Kong)(1)	255,000	254,443
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31 (United Kingdom)(1)	200,000	207,292
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	95,000	98,363
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26 (Canada)(1)	205,000	200,090
Total Consumer Discretionary		1,415,130

Consumer Staples – 0.6%

Bat Capital Corp., 7.75%, 10/19/32 (United Kingdom)	245,000	282,707
Bat Capital Corp., 4.39%, 08/15/37 (United Kingdom)	100,000	87,908
Security Description	Principal	Value

FOREIGN BONDS (continued)

Consumer Staples (continued)

Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Guatemala)(1)	$130,000	$124,685
Minerva Luxembourg SA, 8.88%, 09/13/33 (Brazil)(1)	230,000	242,855
Sigma Holdco BV, 7.88%, 05/15/26 (Netherlands)(1)	8,000	7,928
Total Consumer Staples		746,083

Energy – 2.5%

BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(3)	270,000	255,925
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	68,000	70,767
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	160,000	133,032
Enbridge, Inc., 8.50%, (US 5 Year CMT T- Note + 4.43%), 01/15/84 (Canada)(2)	30,000	32,885
Greensaif Pipelines Bidco Sarl, 6.13%, 02/23/38 (Saudi Arabia)(1)	70,000	71,638
Kazmunaygas National Co. JSC, 5.38%, 04/24/30 (Kazakhstan)(1)	90,000	88,020
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	385,000	364,426
Pertamina Persero PT, 2.30%, 02/09/31 (Indonesia)(1)	535,000	451,240
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	245,000	236,057
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	270,000	231,046
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	55,000	36,162
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	110,000	81,345
Petronas Capital Ltd., 3.50%, 04/21/30 (Malaysia)(1)	190,000	178,367
Qatarenergy, 2.25%, 07/12/31 (Qatar)(1)	190,000	162,144
Saudi Arabian Oil Co., 5.25%, 07/17/34 (Saudi Arabia)(1)	315,000	316,772
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	109,158
Transcanada Trust, 5.60%, (US 5 Year CMT T- Note + 3.99%), 03/07/82 (Canada)(2)	280,000	260,053
Total Energy		3,079,037

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Financials – 2.7%

Aercap Ireland Capital Dac / Aercap Global Aviation Trust, 3.30%, 01/30/32 (Ireland)	$120,000	$105,701
Aercap Ireland Capital Dac / Aercap Global Aviation Trust, 6.95%, (US 5 Year CMT T- Note + 2.72%), 03/10/55 (Ireland)(2)	150,000	151,744
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26 (Ireland)	175,000	165,354
Allianz SE, 6.35%, (US 5 Year CMT T- Note + 3.23%), 09/06/53 (Germany)(1)(2)	205,000	214,689
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	195,000	167,919
Banco de Credito del Peru S.A., 3.13%, (US 5 Year CMT T- Note + 3.00%), 07/01/30 (Peru)(1)(2)	233,000	226,546
Banco de Credito del Peru S.A., 3.13%, (US 5 Year CMT T- Note + 3.00%), 07/01/30 (Peru)(2)	36,000	35,003
Banco de Credito E Inversiones SA, 8.75%, (US 5 Year CMT T- Note + 4.94%), perpetual (Chile)(1)(2)(3)	125,000	131,375
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual (Mexico)(1)(2)(3)	200,000	181,625
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	200,000	225,899
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33 (Mexico)(1)(2)	200,000	187,376
Brookfield Finance, Inc., 6.35%, 01/05/34 (Canada)	185,000	198,903
Export-Import Bank of Korea, 5.13%, 01/11/33 (South Korea)	195,000	200,682
Gaci First Investment Co., 4.88%, 02/14/35 (Saudi Arabia)	200,000	193,250
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	120,000	122,992
Natwest Group PLC, 6.48%, (US 5 Year CMT T- Note + 2.20%), 06/01/34 (United Kingdom)(2)	175,000	181,516
Nippon Life Insurance Co., 6.25%, (US 5 Year CMT T- Note + 2.95%), 09/13/53 (Japan)(1)(2)	200,000	210,823
Security Description	Principal	Value

FOREIGN BONDS (continued)

Financials (continued)

Societe Generale SA, 6.07%, (US 1 Year CMT T- Note + 2.10%), 01/19/35 (France)(1)(2)	$200,000	$203,586
UBS Group AG, 9.25%, (US 5 Year CMT T- Note + 4.76%), perpetual (Switzerland)(1)(2)(3)	60,000	68,049
UBS Group AG, 4.99%, (US 1 Year CMT T- Note + 2.40%), 08/05/33 (Switzerland)(1)(2)	230,000	224,645
Total Financials		3,397,677

Government – 8.7%

Abu Dhabi Government International Bond, 5.00%, 04/30/34 (United Arab Emirates)(1)	100,000	102,576
Abu Dhabi Government International Bond, 3.88%, 04/16/50 (United Arab Emirates)(1)	140,000	112,556
Angolan Government International Bond, 8.75%, 04/14/32 (Angola)(1)	200,000	178,900
Argentine Republic Government International Bond, 0.75%, 07/09/30 (Argentina)(6)	643,200	348,936
Bahrain Government International Bond, 5.63%, 05/18/34 (Bahrain)(1)	175,000	160,344
Benin Government International Bond, 7.96%, 02/13/38 (Benin)(1)	10,000	9,362
Brazilian Government International Bond, 6.25%, 03/18/31 (Brazil)	85,000	86,095
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)	495,000	488,459
Chile Government International Bond, 3.50%, 01/31/34 (Chile)	245,000	218,051
Colombia Government International Bond, 8.00%, 11/14/35 (Colombia)	260,000	271,731
Costa Rica Government International Bond, 6.55%, 04/03/34 (Costa Rica)(1)	80,000	83,000
Costa Rica Government International Bond, 7.30%, 11/13/54 (Costa Rica)(1)	85,000	90,791
Dominican Republic International Bond, 4.88%, 09/23/32 (Dominican Republic)(1)	365,000	335,231
Ecuador Government International Bond, 6.90%, 07/31/30 (Ecuador)(1)(6)	283,000	192,723

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)

Egypt Government International Bond, 7.50%, 01/31/27 (Egypt)(1)	$80,000	$78,050
Egypt Government International Bond, 7.60%, 03/01/29 (Egypt)(1)	74,000	69,213
Egypt Government International Bond, 5.88%, 02/16/31 (Egypt)(1)	90,000	71,972
Egypt Government International Bond, 8.50%, 01/31/47 (Egypt)(1)	103,000	78,344
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)(1)	260,000	195,390
Ethiopia International Bond, 6.63%, 12/11/24 (Ethiopia)(1)(7)	145,000	115,275
Finance Department Government of Sharjah, 4.00%, 07/28/50 (United Arab Emirates)(1)	360,000	238,950
Gabon Government International Bond, 6.95%, 06/16/25 (Gabon)(1)	30,000	27,141
Ghana Government International Bond, 8.13%, 03/26/32 (Ghana)(1)(7)	40,000	20,625
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)	290,000	304,319
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)	430,000	388,881
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)	200,000	178,563
Ivory Coast Government International Bond, 8.25%, 01/30/37 (Ivory Coast)(1)	25,000	24,232
Jordan Government International Bond, 7.50%, 01/13/29 (Jordan)(1)	50,000	49,800
Jordan Government International Bond, 5.85%, 07/07/30 (Jordan)(1)	25,000	23,000
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)	320,000	267,040
Mexico Government International Bond, 6.35%, 02/09/35 (Mexico)	150,000	154,650
Mexico Government International Bond, 6.00%, 05/07/36 (Mexico)	285,000	284,341
Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)

Mexico Government International Bond, 6.34%, 05/04/53 (Mexico)	$205,000	$197,312
Morocco Government International Bond, 3.00%, 12/15/32 (Morocco)(1)	235,000	193,728
Morocco Government International Bond, 5.50%, 12/11/42 (Morocco)(1)	80,000	72,100
Nigeria Government International Bond, 7.38%, 09/28/33 (Nigeria)(1)	205,000	168,292
Oman Government International Bond, 6.75%, 01/17/48 (Oman)(1)	200,000	208,750
Pakistan Government International Bond, 7.38%, 04/08/31 (Pakistan)(1)	95,000	75,911
Panama Government International Bond, 3.88%, 03/17/28 (Panama)	70,000	65,897
Panama Government International Bond, 7.50%, 03/01/31 (Panama)	43,000	45,639
Panama Government International Bond, 8.00%, 03/01/38 (Panama)	237,000	256,923
Paraguay Government International Bond, 6.00%, 02/09/36 (Paraguay)(1)	85,000	87,426
Philippine Government International Bond, 3.70%, 03/01/41 (Philippines)	325,000	269,344
Qatar Government International Bond, 3.75%, 04/16/30 (Qatar)(1)	210,000	202,519
Republic of Armenia International Bond, 3.60%, 02/02/31 (Armenia)(1)	115,000	94,911
Republic of Azerbaijan International Bond, 3.50%, 09/01/32 (Azerbaijan)(1)	230,000	200,172
Republic of Ghana, 8.13%, 03/26/32 (Ghana)	200,000	103,126
Republic of Kenya Government International Bond, 8.00%, 05/22/32 (Kenya)(1)	65,000	56,469
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)	320,000	316,913
Republic of South Africa Government International Bond, 5.88%, 06/22/30 (South Africa)	170,000	164,687

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)

Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)	$160,000	$124,000
Republic of Uzbekistan International Bond, 6.90%, 02/28/32 (Uzbekistan)(1)	125,000	122,773
Romanian Government International Bond, 7.13%, 01/17/33 (Romania)(1)	275,000	295,109
Saudi Government International Bond, 4.88%, 07/18/33 (Saudi Arabia)(1)	210,000	208,097
Saudi Government International Bond, 4.50%, 10/26/46 (Saudi Arabia)(1)	575,000	488,211
Serbia International Bond, 6.50%, 09/26/33 (Serbia)(1)	305,000	316,152
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad & Tobago)(1)	27,000	27,339
Turkey Government International Bond, 9.38%, 03/14/29 (Turkey)	150,000	165,891
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)	150,000	155,766
Turkey Government International Bond, 9.13%, 07/13/30 (Turkey)	575,000	638,558
Turkiye Government International Bond, 6.63%, 02/17/45 (Turkey)	120,000	104,850
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(1)(7)	100,000	34,500
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(7)	100,000	34,109
Venezuela Government International Bond, 9.38%, 01/13/34 (Venezuela)(7)	605,000	119,488
Total Government		10,863,503

Health Care – 0.7%

Cheplapharm Arzneimittel GMBH, 5.50%, 01/15/28 (Germany)(1)	190,000	177,975
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	115,000	105,044
Security Description	Principal	Value

FOREIGN BONDS (continued)

Health Care (continued)

ICON Investments Six Designated Activity Company, 6.00%, 05/08/34 (Ireland)	$120,000	$125,270
Smith & Nephew PLC, 5.40%, 03/20/34 (United Kingdom)	405,000	409,863
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	70,000	66,325
Total Health Care		884,477

Industrials – 1.0%

Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29 (India)(1)	287,000	264,040
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	282,000	277,220
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	268,292	236,773
DP World PLC, 6.85%, 07/02/37 (United Arab Emirates)(1)	30,000	33,084
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	490,000	438,999
Total Industrials		1,250,116

Information Technology – 0.1%

Ion Trading Technologies Sarl, 9.50%, 05/30/29 (Luxembourg)(1)	100,000	103,992

Materials – 1.4%

Corp. Nacional del Cobre de Chile, 5.95%, 01/08/34 (Chile)(1)	200,000	203,687
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	100,000	98,662
Glencore Funding LLC, 5.63%, 04/04/34 (Australia)(1)	265,000	267,108
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (United Kingdom)(1)	81,000	78,293
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	200,000	214,628
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	48,000	47,623
Smurfit Kappa Treasury Ulc, 5.44%, 04/03/34 (Ireland)(1)	425,000	432,217
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	150,000	153,991

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Materials (continued)

Trivium Packaging Finance BV, 8.50%, 08/15/27 (Netherlands)(1)	$308,000	$302,612
Total Materials		1,798,821

Utilities – 0.5%

Electricite de France SA, 6.25%, 05/23/33 (France)(1)	200,000	213,850
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	227,318
ENEL Finance International NV, 5.50%, 06/26/34 (Italy)(1)	110,000	110,138
Total Utilities		551,306
Total Foreign Bonds
(Cost $24,114,549)		24,640,452

TERM LOANS – 14.6%

Aerospace – 0.5%

Amentum Government Services Holdings LLC, 9.35%, (1-Month SOFR + 4.00%), 02/15/29(2)	14,700	14,763
Brown Group Holding, LLC, 0.00%, (SOFR + 0.00%), 06/07/28 ()(2)	115,000	115,140
Brown Group Holding, LLC, 8.09%, (SOFR + 2.75%), 06/07/28(2)	170,051	170,258
Dynasty Acquisition Co, Inc., 8.84%, (1-Month SOFR + 3.50%), 08/24/28(2)	83,006	83,490
Dynasty Acquisition Co, Inc., 8.84%, (1-Month SOFR + 3.50%), 08/24/28(2)	30,442	30,619
Peraton Corp., 9.19%, (1-Month SOFR + 3.85%), 02/01/28(2)	166,989	167,279
Total Aerospace		581,549

Chemicals – 0.6%

INEOS US Finance LLC, 8.59%, (1-Month SOFR + 3.25%), 02/18/30(2)	360,000	358,972
Innophos Holdings, Inc., 0.00%, (SOFR + 0.00%), 02/05/27 ()(8)	54,857	54,834
Innophos Holdings, Inc., 9.21%, (1-Month SOFR + 3.86%), 02/05/27(2)	114,403	114,355
LSF11 A5 Holdco LLC, 8.96%, (1-Month SOFR + 3.61%), 10/15/28(2)	59,398	59,584
Lummus Technology Holdings V LLC, 8.96%, (1-Month SOFR + 3.61%), 12/31/29(2)	44,888	45,164
Nouryon Finance BV, 8.83%, (3-Month SOFR + 3.50%), 04/03/28(2)	54,724	55,109
Windsor Holdings III LLC, 9.35%, (1-Month SOFR + 4.00%), 08/01/30(2)	49,626	50,081
Total Chemicals		738,099

Consumer Durables – 0.4%

Plastipak Holdings, 8.59%, (1-Month SOFR + 3.25%), 10/14/24(2)	135,000	134,381
Security Description	Principal	Value

TERM LOANS (continued)

Consumer Durables (continued)

Protective Industrial Products, Inc., 9.46%, (1-Month SOFR + 4.11%), 12/29/27(2)	$189,510	$189,393
Varsity Brands LLC, 0.00%, (SOFR + 0.00%), 07/29/31(8)	115,000	114,473
Total Consumer Durables		438,247

Consumer Non-Durables – 0.3%

Aggreko (Albion), 0.00%, (SOFR + 0.00%), 08/17/29(8)	75,000	75,704
DS Parent, Inc., 10.83%, (3-Month SOFR + 5.50%), 12/13/30(2)	60,000	59,625
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 9.31%, (3-Month SOFR + 4.00%), 07/08/31(2)	253,466	250,165
Total Consumer Non-Durables		385,494

Consumer, Cyclical – 0.3%

Peer Holding III BV, 0.00%, (SOFR + 0.00%), 06/20/31(8)	335,000	336,884

Consumer, Non-cyclical – 0.2%

Triton Water Holdings, Inc., 8.85%, (3-Month SOFR + 3.51%), 03/31/28(2)	203,282	204,131

Energy – 0.4%

AL GCX Holdings LLC, 8.08%, (1-Month SOFR + 2.75%), 05/17/29(2)	29,846	29,943
Freeport LNG Investments, 9.04%, (3-Month SOFR + 3.76%), 12/21/28(2)	168,441	167,967
Gip Pilot Acquisition Partners, L.P., 7.82%, (3-Month SOFR + 2.50%), 10/04/30(2)	14,925	15,018
Hamilton Projects Acquiror LLC, 9.09%, (1-Month SOFR + 3.75%), 05/22/31(2)	35,000	35,394
Medallion Midland Acquisition LP, 8.84%, (3-Month SOFR + 3.50%), 10/18/28(2)	29,102	29,278
NGP XI Midstream Holdings LLC, 0.00%, (SOFR + 0.00%), 07/18/31(8)	75,000	74,906
Oryx Midstream Services Permian Basin LLC, 8.44%, (1-Month SOFR + 3.11%), 10/05/28(2)	58,223	58,512
Traverse Midstream, 8.75%, (3-Month SOFR + 3.50%), 02/16/28(2)	103,356	103,912
WhiteWater DBR Holdco LLC, 8.08%, (3-Month SOFR + 2.75%), 03/03/31(2)	40,000	40,192
Total Energy		555,122

Financials – 0.5%

Acrisure LLC, 8.59%, (3-Month SOFR + 3.25%), 11/06/30(2)	73,106	73,126
AssuredPartners, Inc., 8.84%, (1-Month SOFR + 3.50%), 02/14/31(2)	69,825	70,139
Asurion LLC, 8.71%, (1-Month SOFR + 3.36%), 12/23/26(2)	109,433	109,183

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Financials (continued)

Asurion LLC, 8.71%, (1-Month SOFR + 3.36%), 07/31/27(2)	$24,101	$23,922
Blackhawk Network Holdings, Inc., 10.34%, (1-Month SOFR + 5.00%), 03/12/29(2)	54,092	54,437
Hub International Ltd, 8.23%, (3-Month SOFR + 3.00%), 06/20/30(2)	139,300	139,642
Hub International Ltd, 8.26%, (2-Month SOFR + 3.00%), 06/20/30 ()(2)	350	351
Lannett Co., Inc., 0.00%, 06/16/30(2)(5)	1,697	387
Truist Financial Corp., 8.58%, (3-Month SOFR + 3.25%), 05/06/31(2)	145,000	145,634
Total Financials		616,821
Food and Drug – 0.0%(9)
Chobani LLC, 9.08%, (1-Month SOFR + 3.75%), 10/25/27(2)	29,850	30,018

Food/Tobacco – 0.5%
Del Monte Foods, Inc., 9.74%, (3-Month SOFR + 4.40%), 05/16/29(2)	103,681	78,908
Froneri US, Inc., 7.69%, (1-Month SOFR + 2.35%), 01/29/27(2)	111,532	111,832
Ion Trading Finance Limited, 0.00%, (SOFR + 0.00%), 01/03/28(8)	175,000	175,780
Pegasus Bidco BV, 9.07%, (3-Month SOFR + 3.75%), 07/12/29(2)	83,877	84,262
Shearer’s Foods LLC, 9.34%, (1-Month SOFR + 4.00%), 01/31/31 ()(2)	19,221	19,364
Shearer’s Foods LLC, 9.34%, (1-Month SOFR + 4.00%), 02/12/31(2)	15,779	15,896
Sigma Bidco BV, 10.27%, (SOFR + 4.91%), 01/03/28(2)	79,444	79,798
Tropicana (Naked Juice LLC), 8.68%, (3- Month SOFR + 3.35%), 01/24/29(2)	123,111	110,007
Tropicana (Naked Juice LLC), 8.69%, (1- Month SOFR + 3.35%), 01/24/29 ()(2)	315	281
Total Food/Tobacco		676,128
Forest Prod/Containers – 0.6%
Altium Packaging LLC, 7.84%, (1-Month SOFR + 2.50%), 06/11/31(2)	80,000	80,000
Clydesdale Acquisition Holdings Inc., 9.12%, (1-Month SOFR + 3.78%), 04/13/29(2)	99,492	99,695
Kloeckner Pentaplast of America, Inc., 10.27%, (6-Month USD LIBOR + 4.98%), 02/12/26(2)	111,765	105,422
Mauser Packaging Solutions Holding Co., 8.84%, (1-Month SOFR + 3.50%), 04/15/27(2)	54,512	54,758
TricorBraun Holdings, Inc., 0.00%, (SOFR + 0.00%), 03/03/28 ()(8)	49,871	49,783
Security Description	Principal	Value
TERM LOANS (continued)

Forest Prod/Containers (continued)

TricorBraun Holdings, Inc., 8.71%, (1-Month SOFR + 3.36%), 03/03/28(2)	$177,811	$177,494
Trident TPI Holdings, Inc, 9.33%, (3-Month SOFR + 4.00%), 09/15/28(2)	160,000	161,079
Total Forest Prod/Containers		728,231
Gaming/Leisure – 0.5%
Alterra Mountain, 0.00%, (SOFR + 0.00%), 05/31/30(8)	5,000	5,037
ECL Entertainment LLC, 9.34%, (1-Month SOFR + 4.00%), 08/31/30(2)	79,700	80,138
Entain, 8.01%, (6-Month SOFR + 2.75%), 10/31/29(2)	95,000	95,287
Fertitta Entertainment LLC, 9.08%, (1-Month SOFR + 3.75%), 01/27/29(2)	49,746	49,924
J&J Ventures Gaming, LLC, 9.46%, (1-Month SOFR + 4.11%), 04/26/28(2)	19,401	19,450
Merlin Buyer, Inc, 8.83%, (3-Month SOFR + 3.50%), 11/12/29(2)	74,813	75,132
One Toronto Gaming, 9.58%, (3-Month SOFR + 4.25%), 08/01/30(2)	114,425	115,060
Scientific Games Holdings LP, 0.00%, (SOFR + 0.00%), 04/04/29 ()(8)	19,949	19,945
Scientific Games Holdings LP, 8.32%, (3- Month SOFR + 3.00%), 04/04/29(2)	224,095	224,040
Total Gaming/Leisure		684,013
Health Care – 1.7%
Agiliti Health, 8.33%, (3-Month SOFR + 3.00%), 05/01/30(2)	154,611	153,886
Bausch & Lomb Corporation, 9.34%, (1-Month SOFR + 4.00%), 09/29/28(2)	44,663	44,495
CHG Healthcare Services, Inc, 0.00%, (SOFR + 0.00%), 09/29/28(8)	45,000	45,120
CHG Healthcare Services, Inc., 8.71%, (1- Month SOFR + 3.36%), 09/29/28(2)	57,940	58,088
Concentra Health Service, 0.00%, (SOFR + 0.00%), 06/26/31(8)	45,000	45,169
Cotiviti (Verscend), 8.59%, (1-Month SOFR + 3.25%), 05/01/31(2)	54,863	55,120
Endo Finance Holdings, Inc., 9.78%, (3-Month SOFR + 4.50%), 04/09/31(2)	30,000	30,106
Ensemble RCM LLC, 8.25%, (3-Month SOFR + 3.00%), 08/01/29(2)	100,000	100,506
eResearch Technology, Inc, 9.34%, (1-Month SOFR + 4.00%), 02/04/27(2)	49,741	50,083
Grifols SA, 0.00%, (SOFR + 0.00%), 11/15/27(8)	190,000	185,331
Hunter US Bidco, Inc., 9.68%, (3-Month SOFR + 4.35%), 08/19/28(2)	55,797	55,587
Insulet, 0.00%, (SOFR + 0.00%), 08/31/31(8)	15,000	14,963
LifePoint Health, Inc, 9.33%, (3-Month SOFR + 4.00%), 05/09/31(2)	25,000	25,112

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Health Care (continued)

Medline Borrower LP, 7.59%, (1-Month SOFR + 2.25%), 10/23/28(2)	$25,000	$25,051
Medline Borrower LP, 8.09%, (1-Month SOFR + 2.75%), 10/23/28(2)	120,812	121,326
Milano Acquisition Corp., 9.43%, (3-Month SOFR + 4.10%), 10/01/27(2)	68,582	61,209
ModivCare, Inc, 10.08%, (3-Month SOFR + 4.75%), 06/20/31(2)	175,000	170,844
Parexel International, Inc, 8.34%, (1-Month SOFR + 3.00%), 11/15/28(2)	91,353	91,815
PCI Pharma (Packaging Coordinators), 8.58%, (3-Month SOFR + 3.25%), 11/30/27(2)	133,493	134,160
Phoenix Guarantor, Inc., 8.59%, (1-Month SOFR + 3.25%), 02/21/31(2)	98,250	98,398
Radiology Partners, Inc., 9.09%, (3-Month SOFR + 3.76%), 01/31/29(2)	104,476	99,351
Resonetics LLC, 9.08%, (1-Month SOFR + 3.75%), 06/06/31(2)	25,000	25,146
Southern Veterinary Partners LLC, 9.09%, (1- Month SOFR + 3.75%), 10/05/27(2)	79,678	80,232
Star Parent, Inc., 9.08%, (3-Month SOFR + 3.75%), 09/27/30(2)	79,800	80,027
Upstream Newco, Inc., 9.76%, (3-Month SOFR + 4.51%), 11/20/26(2)	21,825	20,200
VetStrategy Canada Holdings, 10.08%, (3- Month SOFR + 4.75%), 12/12/28(2)	169,151	170,173
Viant Medical Holdings, Inc., 9.21%, (1-Month SOFR + 3.86%), 07/02/25(2)	117,404	116,792
Waystar Technologies, Inc, 8.09%, (1-Month SOFR + 2.75%), 10/22/29(2)	13,409	13,535
Total Health Care		2,171,825
Housing – 0.4%
Chariot Buyer LLC, 8.59%, (1-Month SOFR + 3.25%), 11/03/28(2)	40,230	40,213
Chariot Buyer LLC, 8.84%, (1-Month SOFR + 3.50%), 11/03/28(2)	44,888	44,989
Cornerstone Building Brands, Inc, 8.68%, (1- Month SOFR + 3.35%), 04/12/28(2)	104,729	99,511
Cornerstone Building Brands, Inc, 9.83%, (1- Month SOFR + 4.50%), 05/15/31(2)	80,000	77,767
Hunter Douglas Holding BV, 8.84%, (3-Month SOFR + 3.50%), 02/26/29(2)	94,379	93,613
LBM Acquisition LLC, 0.00%, (SOFR + 0.00%), 05/30/31(8)	180,000	173,970
Miter Brands (MI Windows), 8.84%, (1-Month SOFR + 3.50%), 03/28/31(2)	15,000	15,067
Total Housing		545,130
Industrials – 0.1%
Brown Group Holding, LLC, 0.00%, (SOFR + 0.00%), 07/01/31(8)	104,738	104,819
Security Description	Principal	Value
TERM LOANS (continued)

Information Technology – 2.6%
Ahead DB Holdings LLC, 9.58%, (3-Month SOFR + 4.25%), 02/01/31(2)	$80,000	$80,307
Amentum Holdings (Amazon Holdco Inc), 0.00%, (SOFR + 0.00%), 07/30/31(8)	40,000	40,150
Applied Systems, 8.83%, (3-Month SOFR + 3.50%), 02/24/31(2)	178,650	179,873
Applied Systems, 10.58%, (3-Month SOFR + 5.25%), 02/23/32(2)	10,000	10,388
Barracuda Parent LLC, 9.81%, (6-Month SOFR + 4.50%), 08/15/29(2)	167,772	162,701
Boxer Parent Co., Inc., 0.00%, (SOFR + 0.00%), 07/03/31 ()(8)	255,000	254,151
Boxer Parent Co., Inc., 9.34%, (1-Month SOFR + 4.00%), 07/03/31(2)	19,900	19,834
Central Parent, Inc, 8.58%, (3-Month SOFR + 3.25%), 07/06/29(2)	173,404	171,926
ConnectWise LLC, 9.10%, (3-Month SOFR + 3.76%), 09/29/28(2)	39,000	38,932
Delivery Hero Finco LLC, 10.32%, (3-Month SOFR + 5.00%), 12/12/29(2)	179,550	179,838
Ellucian (Sophia), 8.94%, (1-Month SOFR + 3.60%), 10/09/29(2)	27,076	27,313
Endurance International Group Holdings Inc, 8.95%, (1-Month SOFR + 3.61%), 02/10/28(2)	129,666	116,570
Fortress Intermediate 3, Inc, 9.10%, (1-Month SOFR + 3.75%), 06/27/31(2)	90,000	90,169
Indicor LLC, 8.58%, (3-Month SOFR + 3.25%), 11/22/29(2)	88,879	89,148
Infinite Bidco LLC, 9.26%, (3-Month SOFR + 4.01%), 03/02/28(2)	189,317	182,929
Ion Trading Finance Limited, 9.35%, (3-Month SOFR + 4.00%), 04/01/28(2)	182,350	182,431
Iron Mountain Information Management LLC, 7.34%, (1-Month SOFR + 2.00%), 01/31/31(2)	430,000	429,329
Ncr Atleos, LLC, 10.19%, (1-Month SOFR + 4.85%), 03/22/29(2)	193	196
Ncr Atleos, LLC, 10.10%, (3-Month SOFR + 4.85%), 03/27/29(2)	54,423	55,284
Polaris Newco LLC, 9.51%, (3-Month SOFR + 4.26%), 06/02/28(2)	64,338	64,499
Project Ruby Ultimate Parent Corp., 8.71%, (1- Month SOFR + 3.36%), 03/10/28(2)	108,614	109,046
Project Ruby Ultimate Parent Corp., 8.96%, (1- Month SOFR + 3.61%), 03/10/28(2)	14,963	15,034
Proofpoint, Inc, 8.34%, (1-Month SOFR + 3.00%), 08/31/28(2)	54,126	54,362
RealPage, Inc., 0.00%, (SOFR + 0.00%), 04/24/28 ()(8)	59,846	58,500
RealPage, Inc., 8.46%, (1-Month SOFR + 3.11%), 04/24/28(2)	138,695	135,574

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Information Technology (continued)

Rocket Software, Inc., 10.09%, (1-Month SOFR + 4.75%), 11/28/28(2)	$144,636	$145,364
SOFTWARE AG/MOSEL, 9.83%, (3-Month USD LIBOR + 4.50%), 09/16/30(2)	37,000	37,185
UKG (Ultimate Software Group), 8.55%, (3- Month SOFR + 3.25%), 02/10/31(2)	139,257	139,834
WORLDPAY, 8.33%, (3-Month USD LIBOR + 3.00%), 09/20/30(2)	35,000	35,129
XPlor T1 LLC, 9.60%, (3-Month SOFR + 4.25%), 06/24/31(2)	135,000	135,675
Total Information Technology		3,241,671
Manufacturing – 0.4%
Alliance Laundry Systems LLC, 8.90%, (3- Month SOFR + 3.60%), 10/08/27(2)	28,405	28,620
Alliance Laundry Systems LLC, 8.93%, (1- Month SOFR + 3.60%), 10/08/27(2)	498	502
Arcline FM Holdings LLC, 0.00%, (SOFR + 0.00%), 06/23/28(8)	120,000	120,650
Arcline FM Holdings LLC, 10.35%, (3-Month SOFR + 5.01%), 06/23/28(2)	127,407	128,098
Arcline FM Holdings LLC, 13.85%, (3-Month SOFR + 8.51%), 06/25/29(2)	7,697	7,702
CPM Holdings, Inc, 9.84%, (1-Month SOFR + 4.50%), 09/21/28(2)	68,655	67,725
Filtration Group Corp., 8.96%, (1-Month SOFR + 3.61%), 10/21/28(2)	106,284	107,015
Star US Bidco LLC, 9.69%, (1-Month SOFR + 4.35%), 03/17/27(2)	46,750	46,977
Total Manufacturing		507,289
Media/Telecom – 0.2%
Cogeco Communications USA II LP, 8.59%, (1-Month SOFR + 3.25%), 09/18/30(2)	244,388	233,779

Media/Telecom - Broadcasting – 0.3%
Gray Television, Inc., 8.46%, (1-Month SOFR + 3.11%), 12/01/28(2)	118,776	110,601
Terrier Media Buyer, Inc., 8.93%, (3-Month SOFR + 3.60%), 12/17/26(2)	133,921	113,070
Univision Communications, Inc, 8.96%, (1- Month SOFR + 3.61%), 01/23/29(2)	110,000	107,691
Univision Communications, Inc., 8.71%, (1- Month SOFR + 3.36%), 03/15/26(2)	54,237	54,273
Total Media/Telecom - Broadcasting		385,635
Media/Telecom - Cable/Wireless Video – 0.4%
CSC Holdings LLC, 9.83%, (1-Month SOFR + 4.50%), 01/18/28(2)	179,091	172,440
Directv Financing LLC, 0.00%, (SOFR + 0.00%), 08/02/29 ()(8)	125,000	125,019
Directv Financing LLC, 10.71%, (1-Month SOFR + 5.36%), 08/02/29(2)	110,146	110,163
Security Description	Principal	Value
TERM LOANS (continued)

Media/Telecom - Cable/Wireless Video (continued)

Eagle Broadband Investments LLC, 8.60%, (3- Month SOFR + 3.26%), 11/12/27(2)	$149,145	$148,668
Total Media/Telecom - Cable/Wireless Video		556,290
Media/Telecom - Diversified Media – 0.3%
Century DE Buyer LLC, 9.26%, (3-Month SOFR + 4.00%), 10/30/30(2)	41,895	42,164
McGraw-Hill Education, Inc., 10.20%, (3- Month SOFR + 4.86%), 07/28/28(2)	78,059	78,308
MH Sub I LLC, 9.59%, (1-Month SOFR + 4.25%), 05/03/28(2)	69,648	69,564
Neilson Holdings, 10.40%, (3-Month SOFR + 5.10%), 04/11/29(2)	168,211	158,749
Total Media/Telecom - Diversified Media		348,785
Media/Telecom - Telecommunications – 0.3%
Altice France SA/France, 9.25%, (3-Month USD LIBOR + 3.69%), 01/31/26(2)	48,542	40,537
Cincinnati Bell, Inc., 8.69%, (1-Month SOFR + 3.35%), 11/22/28(2)	284,080	283,903
Numericable U.S. LLC, 8.26%, (3-Month USD LIBOR + 2.75%), 07/31/25(2)	59,548	53,822
Total Media/Telecom - Telecommunications		378,262
Media/Telecom - Wireless Communications – 0.1%
Viasat, Inc., 9.84%, (1-Month SOFR + 4.50%), 03/02/29(2)	74,493	68,676

Metals/Minerals – 0.1%
Covia Holdings LLC, 9.58%, (3-Month SOFR + 4.26%), 07/31/26(2)	95,000	94,620

Retail – 0.5%
CNT Holdings Corp, 8.75%, (3-Month SOFR + 3.50%), 11/08/27(2)	74,625	75,028
EG America LLC, 11.14%, (SOFR + 5.76%), 02/07/28(2)	54,724	54,724
Harbor Freight Tools USA, Inc, 7.84%, (1- Month SOFR + 2.50%), 06/11/31(2)	240,000	237,300
Petco Health & Wellness Co., Inc., 0.00%, (SOFR + 0.00%), 03/03/28(2)	140,000	129,733
PetSmart, Inc., 9.19%, (1-Month SOFR + 3.85%), 02/11/28(2)	122,427	121,713
Total Retail		618,498
Service – 1.9%
Acuren (ASP/AAL), 0.00%, (SOFR + 0.00%), 07/23/31(8)	30,000	30,225
Ascend Learning LLC, 8.94%, (1-Month SOFR + 3.60%), 12/11/28(2)	184,336	184,725
BIFM US Finance LLC, 9.59%, (1-Month SOFR + 4.25%), 05/31/28(2)	39,900	40,137

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Service (continued)

Brightview Landscapes LLC, 7.75%, (3-Month SOFR + 2.50%), 04/20/29(2)	$73,877	$73,969
Crisis Prevention Inst, Inc., 10.08%, (3-Month SOFR + 4.75%), 04/09/31(2)	50,000	50,292
CSC Holdings LLC, 9.60%, (3-Month SOFR + 9.26%), 03/04/28(2)	234,228	193,751
DG Investment Intermediate Holdings 2, Inc, 10.09%, (1-Month SOFR + 4.75%), 03/31/28(2)	64,345	64,627
DXP Enterprises, Inc., 10.16%, (6-Month SOFR + 4.85%), 10/11/30(2)	39,700	40,042
Garda World Security Corp., 9.59%, (3-Month SOFR + 4.25%), 02/01/29(2)	79,594	79,992
Gfl Environmental, Inc, 7.32%, (3-Month SOFR + 2.00%), 07/03/31(2)	55,000	55,245
Grant Thornton Advisors LLC, 8.60%, (3- Month SOFR + 3.25%), 06/02/31(2)	75,000	75,282
Hertz Corp. (The), 9.10%, (3-Month SOFR + 8.75%), 06/30/28(2)	169,287	154,276
Kindercare (Kuehg Corp.), 9.83%, (3-Month SOFR + 4.50%), 06/12/30(2)	134,126	134,964
NAB Holdings LLC, 8.10%, (3-Month SOFR + 2.75%), 11/23/28(2)	139,294	139,629
OMNIA Partners LLC, 8.53%, (1-Month SOFR + 0.00%), 07/25/30(2)	80,000	80,319
Planet US Buyer LLC, 8.82%, (3-Month SOFR + 3.50%), 02/07/31(2)	30,000	30,176
Sedgwick CMS, Inc, 0.00%, (SOFR + 0.00%), 06/27/31(8)	240,000	240,716
Titan Acquisition (Husky), 10.33%, (6-Month SOFR + 5.00%), 02/15/29(2)	155,547	156,069
TMF Sapphire, 8.81%, (3-Month SOFR + 3.50%), 05/03/28(2)	88	88
TMF Sapphire, 8.82%, (2-Month SOFR + 3.50%), 05/03/28 ()(2)	34,738	34,895
Trugreen Limited Partnership, 9.44%, (1- Month SOFR + 4.10%), 11/02/27(2)	114,407	109,406
University Support Services LLC, 8.09%, (1- Month SOFR + 2.75%), 02/10/29(2)	309,800	309,792
Win Waste Innovations Holdings, Inc., 8.21%, (1-Month SOFR + 2.86%), 03/24/28(2)	154,321	144,349
Total Service		2,422,966
Transportation - Automotive – 0.3%
American Axle, 8.33%, (1-Month SOFR + 3.00%), 12/12/29(2)	47,196	47,506
First Brands Group LLC, 10.51%, (3-Month SOFR + 5.26%), 03/30/27(2)	214,356	213,552
PAI Holdco, Inc., 9.26%, (3-Month SOFR + 4.01%), 10/28/27(2)	138,490	126,545
Total Transportation - Automotive		387,603
Security Description	Principal	Value
TERM LOANS (continued)

Utilities – 0.2%

Carroll County Energy LLC, 9.33%, (3-Month SOFR + 4.00%), 06/20/31(2)	$60,000	$60,469
Generation Bridge Northeast LLC, 8.84%, (1- Month SOFR + 3.50%), 08/22/29(2)	39,442	39,804
Vistra Operations Co. LLC, 8.10%, (1-Month SOFR + 2.75%), 04/30/31(2)	34,913	35,161
Waterbridge NDB Operating LLC (f/k/a Waterbridge Midstream Operating LLC), 9.83%, (3-Month SOFR + 4.50%), 05/07/29(2)	115,000	115,503
Total Utilities		250,937
Total Term Loans
(Cost $18,308,210)		18,291,522
U.S. GOVERNMENT SECURITIES – 10.7%
U.S. Treasury Bond
4.25%, 02/15/54	945,000	929,570
4.63%, 05/15/54	2,235,000	2,340,813
U.S. Treasury Note
1.00%, 12/15/24	1,040,000	1,024,323
0.88%, 06/30/26	555,000	520,551
4.38%, 08/15/26	1,630,000	1,633,438
1.38%, 12/31/28	490,000	439,153
2.63%, 02/15/29	2,275,000	2,149,964
3.38%, 05/15/33	1,220,000	1,160,716
4.00%, 02/15/34	3,190,000	3,177,290

Total U.S. Government Securities
(Cost $13,137,665)		13,375,818
ASSET BACKED SECURITIES – 8.9%
ACHV ABS Trust, Class A, Series 2024-1PL, 5.90%, 04/25/31(1)	124,845	125,560
ACHV ABS Trust, Class B, Series 2023-1PL, 6.80%, 03/18/30(1)	10,073	10,074
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	125,000	127,127
American Credit Acceptance Receivables Trust, Class C, Series 2024-1, 5.63%, 01/14/30(1)	135,000	135,138
American Credit Acceptance Receivables Trust, Class D, Series 2022-1, 2.46%, 03/13/28(1)	120,000	118,207
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	354,000	372,604
Arivo Acceptance Auto Loan Receivables Trust, Class B, Series 2024-1A, 6.87%, 06/17/30(1)	228,000	230,586
Auxilior Term Funding, Class B, Series 2024- 1A, 5.69%, 07/15/31(1)	360,000	366,075
Auxilior Term Funding, Class D, Series 2023- 1A, 7.27%, 12/16/30(1)	90,000	91,898

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27(1)	$50,000	$49,204
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2024-5A, 6.24%, 04/20/27(1)	160,000	160,226
Bhg Securitization Trust, Class A, Series 2024-1CON, 5.81%, 04/17/35(1)	175,874	178,491
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	200,000	202,033
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26(1)	13,079	13,071
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	218,435	199,735
Credit Acceptance Auto Loan Trust, Class A, Series 2024-1A, 5.68%, 03/15/34(1)	162,000	163,809
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	89,509	89,559
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	300,000	301,354
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	156,928
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29(1)	100,000	98,880
Exeter Automobile Receivables Trust, Class B, Series 2023-1A, 5.72%, 04/15/27	129,230	129,204
Exeter Automobile Receivables Trust, Class C, Series 2024-2A, 5.74%, 05/15/29	263,000	265,533
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	49,000	41,836
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	78,790	79,499
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	125,000	132,202
GLS Auto Receivables Issuer Trust, Class C, Series 2024-2A, 6.03%, 02/15/30(1)	245,000	249,202
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	65,000	65,343
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	425,000	431,810
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	229,425	237,948
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	285,000	276,931
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	191,151	194,205
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	65,000	59,585
Jack in the Box Funding LLC, Class A2I, Series 2022-1A, 3.45%, 02/26/52(1)	319,925	301,888
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	53,854
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	136,068
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	96,412	97,822
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	$285,000	$286,642
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	160,000	161,225
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	17,627	16,027
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	275,000	278,297
Metronet Infrastructure Issuer LLC, Class A2, Series 2024-1A, 6.23%, 04/20/54(1)	175,000	179,866
Mission Lane Credit Card Master Trust, Class A, Series 2023-A, 7.23%, 07/17/28(1)	133,000	134,168
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	94,944	95,154
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	14,022	13,736
MVW Owner Trust, Class A, Series 2024-1A, 5.32%, 02/20/43(1)	206,732	209,089
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	55,000	54,466
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	360,000	363,193
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	270,000	273,999
Planet Fitness Master Issuer LLC, Class A2I, Series 2024-1A, 5.77%, 06/05/54(1)	320,000	325,676
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	156,558	158,522
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	180,000	181,745
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	160,000	161,895
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	310,000	312,162
Santander Drive Auto Receivables Trust, Class B, Series 2023-1, 4.98%, 02/15/28	249,000	247,950
Santander Drive Auto Receivables Trust, Class C, Series 2022-5, 4.74%, 10/16/28	100,000	99,261
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	275,000	272,803
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	217,500	215,734
Trafigura Securitisation Finance PLC, Class A2, Series 2024-1A (Ireland), 5.98%, 11/15/27(1)	245,000	248,601
United Auto Credit Securitization Trust, Class C, Series 2023-1, 6.28%, 07/10/28(1)	203,000	202,701
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	250,000	253,358
Westlake Automobile Receivables Trust, Class B, Series 2024-1A, 5.55%, 11/15/27(1)	218,000	218,334
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	228,920	207,521

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Total Asset Backed Securities
(Cost $10,978,846)		11,115,614

RESIDENTIAL MORTGAGE BACKED SECURITIES - 7.9%

A&d Mortgage Trust 2023-Nqm3, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(6)	$183,475	$185,491
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(6)	47,892	45,256
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	92,377
Angel Oak Mortgage Trust, Class A1, Series 2023-1, 4.75%, 09/26/67(1)(6)	353,464	350,013
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(4)	97,580	95,275
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(4)	89,162	86,101
Arroyo Mortgage Trust, Class A3, Series 2020-1, 3.33%, 03/25/55(1)	200,000	169,035
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(6)	76,040	74,364
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(4)	227,266	214,514
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(6)	275,406	280,422
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(4)	89,415	79,442
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(4)	72,949	65,154
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(4)	117,347	101,563
GCAT Trust, Class A1, Series 2020-NQM1, 3.25%, 01/25/60(1)(6)	294,509	284,491
LHOME Mortgage Trust, Class A1, Series 2022-RTL3, 8.15%, 11/25/27(1)(6)	360,000	362,511
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(4)	85,573	83,504
Mfra Trust, Class A1, Series 2022-INV2, 4.95%, 07/25/57(1)(6)	345,944	345,210
Mill City Mortgage Loan Trust, Class B1, Series 2017-3, 3.25%, 01/25/61(1)(2)(4)	97,296	85,106
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(4)	33,857	32,082
New Residential Mortgage Loan Trust, Class B1, Series 2016-3A, 4.00%, 09/25/56(1)(2)(4)	337,205	316,836
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(4)	417,528	399,473
New Residential Mortgage Loan Trust, Class M2, Series 2019-RPL2, 3.75%, 02/25/59(1)(2)(4)	100,000	88,785
New York Mortgage Trust, Class A1, Series 2024-CP1, 3.75%, 02/25/68(1)(2)(4)	287,283	269,521
Security Description	Principal	Value

RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

Onslow Bay Financial LLC, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(6)	$422,758	$428,050
Onslow Bay Financial LLC, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(6)	171,830	176,524
Onslow Bay Financial LLC, Class A1, Series 2024-NQM3, 6.13%, 12/25/63(1)(6)	154,711	156,348
Onslow Bay Financial LLC, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(6)	257,052	259,589
Pretium Mortgage Credit Partners, Class A1, Series 2024-RPL1, 3.90%, 10/25/63(1)(2)(4)	237,203	230,200
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(6)	766,660	698,325
PRPM LLC, Class A1, Series 2021-RPL2, 1.46%, 10/25/51(1)(2)(4)	663,594	605,442
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(4)	128,735	129,810
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(4)	190,532	191,312
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(4)	50,022	47,887
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(4)	40,618	38,513
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56(1)(2)(4)	83,644	82,341
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(4)	225,000	208,956
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(4)	100,000	92,284
Towd Point Mortgage Trust, Class A2, Series 2019-2, 3.75%, 12/25/58(1)(2)(4)	940,000	859,684
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(4)	100,000	83,506
Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(6)	73,854	73,271
Verus Securitization Trust, Class A1, Series 2022-5, 3.80%, 04/25/67(1)(6)	89,571	85,557
Verus Securitization Trust, Class A1, Series 2022-6, 4.91%, 06/25/67(1)(6)	373,473	375,036
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(6)	319,531	317,961
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(6)	465,743	472,236
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54(1)(2)(4)	179,427	172,933
Visio Trust, Class A2, Series 2022-1, 5.85%, 08/25/57(1)(6)	79,490	79,167
Total Residential Mortgage Backed Securities
(Cost $9,899,737)		9,971,458

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES - 4.4%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	$159,437	$162,477
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/53	223,126	223,797
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	600,043	609,450
Federal Home Loan Mortgage Corporation, 6.00%, 07/01/53	1,059,159	1,075,853
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	1,185,458	1,202,494
Federal National Mortgage Association, 3.50%, 05/01/49	23,461	21,624
Federal National Mortgage Association, 5.00%, 11/01/52	398,805	393,446
Federal National Mortgage Association, 4.50%, 11/01/52	393,557	379,375
Federal National Mortgage Association, 6.00%, 04/01/53	601,374	610,570
Federal National Mortgage Association, 5.50%, 07/01/53	266,776	267,245
GCT Commercial Mortgage Trust,
Class A, Series 2021-GCT, 6.24%, (1-Month SOFR + 0.91%), 02/15/38(1)(2)	280,000	232,585
Hilton Grand Vacations Trust, Class A,
Series 2024-2A, 5.50%, 03/25/38(1)	351,699	358,371
Total Mortgage Backed Securities
(Cost $5,492,662)		5,537,287

COMMERCIAL MORTGAGE BACKED SECURITIES - 2.6%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 6.25%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	155,000	145,990
BPR Trust, Class A, Series 2022-OANA, 7.23%, (1-Month SOFR + 1.90%), 04/15/37(1)(2)	300,000	300,285
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 6.72%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	287,695	286,168
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	260,000	259,272
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	200,000	181,802
BX Trust, Class D, Series 2019-OC11, 3.94%, 12/09/41(1)(2)(4)	685,000	616,069
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	89,945	85,907
COMM Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 08/10/30(1)	365,000	343,681
Security Description	Principal	Value

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	$45,000	$43,923
Extended Stay America Trust, Class C, Series 2021-ESH, 7.14%, (1-Month SOFR + 1.81%), 07/15/38(1)(2)	0	0
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	270,000	282,161
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	58,448
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(4)	300,000	306,515
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	370,000	361,447
Total Commercial Mortgage Backed Securities
(Cost $3,244,382)		3,271,668

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%(9)
West Marine (Rising Tide)*	38	124
Health Care - 0.0%
Endo Finance Holdings, Inc.*	339	9,795
Lannett Co., Inc.*(5)	277	—
Total Health Care		9,795
Total Common Stocks
(Cost $7,550)		9,919
MONEY MARKET FUND - 2.9%
JP Morgan U.S. Government Money Market Institutional Shares, 5.16%(10) (Cost $3,659,194)	3,659,194	3,659,194

TOTAL INVESTMENTS - 101.6%
(Cost $125,655,214)		127,338,481
Liabilities in Excess of Other Assets - (1.6)%		(1,981,334)
Net Assets - 100.0%		$125,357,147

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2024, the aggregate value of these securities was $56,803,291, or 45.3% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(3)	Perpetual security with no stated maturity date.
(4)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2024.
(7)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(8)	This loan will settle after July 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(9)	Amount rounds to less than 0.05%.
(10)	The rate shown reflects the seven-day yield as of July 31, 2024.

Abbreviations:

CMT — Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Currency Abbreviations

USD	United States Dollar

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$37,465,549	$—	$37,465,549
Foreign Bonds	—	24,640,452	—	24,640,452
Term Loans	—	18,291,135	387	18,291,522
U.S. Government Securities	—	13,375,818	—	13,375,818
Asset Backed Securities	—	11,115,614	—	11,115,614
Residential Mortgage Backed Securities	—	9,971,458	—	9,971,458
Mortgage Backed Securities	—	5,537,287	—	5,537,287
Commercial Mortgage Backed Securities	—	3,271,668	—	3,271,668
Common Stocks	—	9,795	124	9,919
Money Market Fund	3,659,194	—	—	3,659,194
Total	$3,659,194	$123,678,776	$511	$127,338,481

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2024.

Balance as of October 31, 2023	$885
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Amortization (accretion)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2024	511
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2024:	$—